Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Net income	₩ 3,642,384	₩ 3,198,265	₩ 2,949,205
Total comprehensive income	4,208,294	3,249,557	2,520,091
Shinhan Financial Group (Separate)
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	1,480,030	1,519,197	1,008,868
Net income	1,129,173	1,234,883	754,727
Total comprehensive income	1,127,202	1,234,044	755,018
Shinhan Bank Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	23,145,476	19,731,711	21,240,193
Net income	2,329,268	2,279,362	1,712,314
Total comprehensive income	2,527,665	2,333,266	1,496,582
Shinhan Card Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	3,892,257	3,752,232	5,186,592
Net income	509,032	517,761	898,723
Total comprehensive income	486,114	477,135	787,956
Shinhan Investment Corp.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	6,139,926	5,279,567	5,324,056
Net income	220,764	251,268	211,919
Total comprehensive income	225,963	269,058	195,910
Shinhan Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	5,413,175	5,633,679	5,997,997
Net income	123,870	131,021	120,642
Total comprehensive income	326,783	150,997	46,062
Orange Life Insurance Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	4,662,085
Net income	271,455
Total comprehensive income	433,510
Shinhan Capital Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	455,246	439,031	351,772
Net income	126,050	103,400	87,647
Total comprehensive income	123,032	100,317	88,128
Jeju Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	239,732	224,766	208,661
Net income	27,934	27,446	25,143
Total comprehensive income	30,519	30,579	22,053
Shinhan Credit Information Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	38,648	37,616	32,836
Net income	507	1,392	340
Total comprehensive income	658	985	377
Shinhan Alternative Investment Management Inc.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	32,401	21,590	29,410
Net income	2,144	(780)	(844)
Total comprehensive income	2,144	(780)	(842)
Shinhan BNP Paribas Asset Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	84,256	78,378	77,474
Net income	23,090	18,868	19,705
Total comprehensive income	22,655	18,980	20,073
SHC Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	154	140	177
Net income	82	309	1,036
Total comprehensive income	82	309	1,036
Shinhan DS
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	138,697	99,279	79,063
Net income	2,074	1,314	1,404
Total comprehensive income	1,292	1,525	2,482
Shinhan Savings Bank
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	116,849	94,636	78,516
Net income	23,122	19,384	16,800
Total comprehensive income	22,972	18,919	16,757
Asia Trust Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	54,920
Net income	18,098
Total comprehensive income	18,128
Shinhan AITAS Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	51,823	44,729	40,781
Net income	10,821	8,461	6,481
Total comprehensive income	10,821	8,461	6,481
Shinhan REITs Management Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	7,342	7,386	70
Net income	7,414	3,564	(752)
Total comprehensive income	7,411	₩ 3,552	₩ (752)
Shinhan AI Co., Ltd.
Investments in subsidiaries - Condensed comprehensive income statement for the controlling company and the Group's subsidiaries [Line Items]
Operating income	3,088
Net income	(654)
Total comprehensive income	₩ (654)